Other operating expenses	12 Months Ended
Apr. 30, 2026
Other Income and Expenses [Abstract]
Other operating expenses

15	Other operating expenses

	Years Ended April 30,
	2024	2025	2026	2026
	S$	S$	S$	US$
Consumable expenses	86,532	-	-	-
Marketing expenses	87,008	58,008	19,659	15,434
Professional fees	691,464	620,014	1,143,052	897,410
Travelling expenses	136,651	165,435	71,699	56,291
Other expenses	143,147	318,206	2,085,337	1,637,199
	1,144,802	1,161,663	3,319,747	2,606,334